Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2014	2013	2012
U.S. Statutory rates	34.0%	34.0%	34.0%
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(5.8)	(5.6)	(3.0
Valuation allowance	(37.5)	2.1	1.0
Tax on disposal of SGOCO (Fujian) (a)	(89.9)	-	-
Other (b)	(26.0)	1.7	11.0
Effective income taxes	(134.2)%	23.2%	34.0%

Notes:

(a)
According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”) and the State Administration of Taxation Notice [2015] No. 7, a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2014 was an amount of $877 on the Sale of SGOCO (Fujian).

Included in income tax payable as of December 31, 2014 were payables made for the Sale of Honesty Group and Sale of SGOCO (Fujian) of $6,240 (2013: payables made for the Sale of Honesty Group of $5,363). The amounts remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sale of Honesty Group and the Sale of SGOCO (Fujian).

(b)
There were no other material items affecting the effective income tax for the years ended December 31, 2014, 2013 and 2012 except for (i) the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The other 15.8%, 1.7% and 11.0% for the years ended December 31, 2014, 2013 and 2012 included losses incurred by SGOCO of approximately $0.5 million, $0.4 million and $2.8 million, respectively and (ii) under-provision of Hong Kong profits tax and as a result of certain non-deductible expenses in prior year.

Schedule of Deferred Tax Assets
	December 31,
	2014	2013
Deferred income tax assets:
Net operating loss carry-forward	$745	$465
Less: Valuation allowance	(745)	(465)
	$-	$-

	December 31,
	2014	2013
Deferred income tax liabilities:
Unrealized exchange gain	$-	$319